Summary of Significant Accounting Policies - Schedule of Derivative Financial Instruments (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015
Annual dividend yield	0.00%	0.00%
Minimum [Member]
Expected life (years)	6 months	6 months
Risk-free interest rate	0.03%	0.03%
Expected volatility	210.12%	210.12%
Maximum [Member]
Expected life (years)	1 year	1 year
Risk-free interest rate	0.13%	0.13%
Expected volatility	400.48%	400.48%